CONVERTIBLE NOTES - Sensitivity analysis (Details) - 2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec $ in Millions		12 Months Ended
	Nov. 08, 2022 CAD ($) $ / $ $ / shares	Dec. 31, 2022 CAD ($) $ / $ $ / shares
Share price
CONVERTIBLE NOTES
Unobservable inputs | $ / shares	4.73	3.82
Percentage of possible change, increase		10.00%
Percentage of possible change, decrease		10.00%
Increase (decrease) in liability due to decrease in possible change		$ 1.9
Increase (decrease) in liability due to increase in possible change		$ 3.6
Foreign exchange rate
CONVERTIBLE NOTES
Unobservable inputs | $ / $	1.34	1.35
Percentage of possible change, increase		5.00%
Percentage of possible change, decrease		5.00%
Increase (decrease) in liability due to decrease in possible change		$ 0.5
Increase (decrease) in liability due to increase in possible change		$ 0.5
Expected volatility
CONVERTIBLE NOTES
Unobservable inputs	0.50	0.50
Percentage of possible change, increase	10.00%	10.00%
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ 2.8	$ 1.7
Increase (decrease) in liability due to increase in possible change	$ 2.6	$ 3.2
Credit spread
CONVERTIBLE NOTES
Unobservable inputs	0.10	0.09
Percentage of possible change, increase	1.00%	1.00%
Percentage of possible change, decrease	1.00%	1.00%
Increase (decrease) in liability due to decrease in possible change	$ 0.5	$ 0.3
Increase (decrease) in liability due to increase in possible change	$ 0.5	$ 0.3